N-2	May 20, 2025
Cover [Abstract]
Entity Central Index Key	0001817159
Amendment Flag	false
Document Type	POS EX
Entity Registrant Name	RiverNorth Flexible Municipal Income Fund II, Inc.
Entity Address, Address Line One	360 South Rosemary Avenue
Entity Address, Address Line Two	Suite 1420
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	(561)
Local Phone Number	484-7185
Exhibits Only, 462(d)	true
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	360 South Rosemary Avenue
Entity Address, Address Line Two	Suite 1420
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
Contact Personnel Name	Marcus L. Collins